Offerings	Jan. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (3) The proposed maximum aggregate offering price of the units will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units issued in the offering, and the proposed maximum aggregate offering price of the pre-funded units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the units and pre-funded units (including the shares of common stock issuable upon exercise of the warrants and the pre-funded warrants), if any, is $14,375,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) One share of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii)One warrant to purchase one share of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded units, each consisting of
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (3) The proposed maximum aggregate offering price of the units will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units issued in the offering, and the proposed maximum aggregate offering price of the pre-funded units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the units and pre-funded units (including the shares of common stock issuable upon exercise of the warrants and the pre-funded warrants), if any, is $14,375,000.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) one pre-funded warrant to purchase one share of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) one warrant to purchase one share of common stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock underlying warrants
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (3) The proposed maximum aggregate offering price of the units will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units issued in the offering, and the proposed maximum aggregate offering price of the pre-funded units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the units and pre-funded units (including the shares of common stock issuable upon exercise of the warrants and the pre-funded warrants), if any, is $14,375,000. (5) As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the warrants is equal to $14,375,000 (which is equal to 100% of the proposed maximum aggregate offering price for the units of $14,375,000).
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock underlying pre-funded warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes the offering price of additional shares of common stock, pre-funded warrants or warrants or any combination thereof that the underwriter has the option to purchase to solely cover over-allotments, if any. (3) The proposed maximum aggregate offering price of the units will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units issued in the offering, and the proposed maximum aggregate offering price of the pre-funded units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the units and pre-funded units (including the shares of common stock issuable upon exercise of the warrants and the pre-funded warrants), if any, is $14,375,000.